FINANCIAL INSTRUMENTS (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Increase decrease in profit before tax	$ 46,915	$ 26,236
Carring amount	6,978,895	29,223,655	$ 29,787,975
Principal and interest cash outflows of bank and other borrowings	$ 7,872,989	36,656,459
Top of range [member]
IfrsStatementLineItems [Line Items]
Government scheme deposit		$ 500,000